Right-of-use assets (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of right-of-use asset
	Land – Farms	Buildings and improvements	Vehicles and Agricultural Machinery	Right-of-use Total

At June 30, 2020
First-time adoption	87,209	538	5,047	92,794
New contracts	28,365	-	601	28,966
Lease modification	6,873	331	(2,511)	4,693
(-) Depreciation / Amortization	(23,335)	(580)	(1,723)	(25,638)
Exchange rate variation	251	3	24	278
Ending balance, net	99,363	292	1,438	101,093

At June 30, 2020
Total cost	122,698	872	3,161	126,731
Cumulative depreciation	(23,335)	(580)	(1,723)	(25,638)
Ending balance, net	99,363	292	1,438	101,093

At June 30, 2021

Opening balance	99,363	292	1,438	101,093
New contracts	-	1,194	3,881	5,075
Lease modification	(3,745)	-	(455)	(4,200)
(-) Depreciation / Amortization	(19,742)	(252)	(1,898)	(21,892)
Exchange rate variation	-	(9)	(35)	(44)
Ending balance, net	75,876	1,225	2,931	80,032

At June 30, 2021
Total cost	118,953	2,057	6,552	127,562
Cumulative depreciation	(43,077)	(832)	(3,621)	(47,530)
Ending balance, net	75,876	1,225	2,931	80,032
Annual depreciation rates (weighted average) - %	10	3	7